CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Allowance for doubtful accounts, accounts receivable	$ 77,603	$ 66,839
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	12,178	11,835
Allowance for doubtful accounts, other receivables	$ 12,449	$ 16,675
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	61,962,449	61,367,337
Common stock, shares outstanding (in shares)	61,962,449	61,367,337
Liabilities, Current	$ 484,556	$ 422,630
Liabilities, Noncurrent	21,389	29,655
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	1,547	3,230
Liabilities, Noncurrent	$ 0	$ 0